Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

13. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deposits from advertising agencies and customers	14,317	13,760	2,001
Accrued professional fees	6,441	7,059	1,027
Advertising and promotion expenses payables and accruals	88,545	83,805	12,189
General operating expenses payables and accruals	63,344	36,955	5,375
Consideration to be paid for acquisition of Yitian Xindong (Note 4)	—	71,100	10,341
Deposits from original investor of Yitian Xindong (Note 4)	—	14,200	2,065
Others	606	449	65
Total	173,253	227,328	33,063